Average Annual Total Returns - Invesco Russell 1000 Low Beta Equal Weight ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Enhanced Value Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Enhanced Value Equal Weight Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 05, 2015	25.46%	9.92%	24.72%	9.45%	15.40%	7.73%	25.91%	10.33%	31.43%	13.04%